BORROWINGS - Corporate Borrowings change in the unamortized financing fees of corporate borrowings (Details) - Corporate borrowings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Unamortized financing fees, beginning of year	$ (10)	$ (11)
Additional financing fees	(1)	0
Amortization of financing fees	1	1
Unamortized financing fees, end of year	$ (10)	$ (10)